Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of June 30,	As of December 31,
	2025	2024
Prepayments to suppliers	$1,145,460	$1,168,922
Deposits	76,786	72,716
Tax prepayment	59,188	72,886
Other receivables	5,295	4,928
Subtotal	1,286,729	1,319,452
Allowance for doubtful accounts	(78,623)	(73,196)
Total prepaid expenses and other current assets	$1,208,106	$1,246,256

The Group did not record any bad debt expense for the six months ended June 30, 2025 and 2024.

The movement of the allowance for doubtful accounts is as follows:

	For the six months Ended June 30,	For the years ended December 31,
	2025	2024
Balance as of the beginning of the period / year	$(73,196)	$-
Provision for doubtful accounts	-	(74,833)
Exchange difference	(5,427)	1,637
Balance as of the end of the period / year	$(78,623)	$(73,196)